Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Capital Risk Exposure [Abstract]
CET1 capital	£ 10,443	£ 10,799
AT1 capital	1,956	1,956
Tier 1 capital	12,399	12,755
Tier 2 capital	2,172	1,548
Total regulatory capital	14,571	14,303
Transitional IFRS 9 Benefit	£ 43	£ 19